Note 22 Liabilities under insurance and reinsurance contracts (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of liabilities under insurance contracts and reinsurance contracts [Line Items]
Insurance contracts issued that are liabilities	€ 11,537	€ 10,131
Liabilities for remaining coverage [Member]
Disclosure of liabilities under insurance contracts and reinsurance contracts [Line Items]
Insurance contracts issued that are liabilities	10,460	9,157
Liabilities for incurred claims [member]
Disclosure of liabilities under insurance contracts and reinsurance contracts [Line Items]
Insurance contracts issued that are liabilities	€ 1,078	€ 974